Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 172,785	$ 518,905	$ 25,000
Prepaid expenses	30,157	73,865
Total current assets	202,942	592,770	25,000
Investments held in Trust Account	174,483,243	174,230,428
Total Assets	174,686,185	174,823,198	25,000
Current liabilities:
Accounts payable	325,387	153,601
Accrued expenses	1,018,979	29,500	1,000
Accrued expenses – related party	113,333	53,333
Franchise tax payable	100,000	97,200
Promissory note – related party	400,333
Total current liabilities	1,958,032	333,634	1,000
Warrant liabilities	5,056,000	7,973,250
Total Liabilities	7,014,032	8,306,884	1,000
Commitments and Contingencies
Common stock subject to possible redemption, $0.0001 par value; 17,250,000 shares issued and outstanding; Redemption value $10.11 and $10.10 at June 30, 2022 and December 31, 2021, respectively	174,370,884	174,225,000
Stockholders’ (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued or outstanding at June 30, 2022 and December 31, 2021
Common stock, $0.0001 par value; 200,000,000 shares authorized; 4,312,500 shares issued and outstanding (excluding 17,250,000 shares subject to possible redemption) at June 30, 2022 and December 31, 2021	431	431	431
Additional paid-in capital			24,569
Accumulated deficit	(6,699,162)	(7,709,117)	(1,000)
Total Stockholders’ Deficit	(6,698,731)	(7,708,686)	24,000
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS’ DEFICIT	$ 174,686,185	$ 174,823,198	$ 25,000